ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

15.  ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Payables for purchase of property, equipment and software	1,280,742	1,431,547
Payroll and welfare payables	433,376	477,367
Consideration due to the original shareholders of BJ TenxCloud (1)	229,323	229,323
Liability classified share-based payments (1)	131,116	149,612
Accrued service fees	66,494	126,001
Payables for office supplies and utilities	69,288	105,871
Payables for acquisitions and long-term investments	47,805	99,340
Value-added tax and other taxes payable	31,706	35,391
Interest payables	35,785	77,168
Others	84,844	51,482
	2,410,479	2,783,102
(1)	On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The balance of consideration due to original shareholders represented the amounts the selling shareholders claimed according to the acquisition agreement.

In addition, the Company is obligated to issue various numbers of the shares of the Company or its subsidiary to certain selling shareholders who will remain as the employees of BJ TenxCloud, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such share-base payments will be forfeited if these employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods. The Company classified the share-based payments as liability classified share-based payments.